Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Dunham Focused Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	$ 765
3 Years	rr_ExpenseExampleYear03	1,164
5 Years	rr_ExpenseExampleYear05	1,586
10 Years	rr_ExpenseExampleYear10	2,759
Dunham Focused Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	850
5 Years	rr_ExpenseExampleYear05	1,450
10 Years	rr_ExpenseExampleYear10	3,070
Dunham Focused Large Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	$ 2,052
Dunham Focused Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement for fees and expenses [text block]	cik0001420040_SupplementForFeesAndExpensesTextBlock
497 1 flcg497.htm 497

DUNHAM FUNDS

Dunham Focused Large Cap Growth Fund

Class A (DAFGX)

Class C (DCFGX)

Class N (DNFGX)

Supplement dated April 1, 2014 to the Prospectus and Summary Prospectus each dated February 28, 2014 (the "Prospectus").  This Supplement updates and supersedes any contrary information contained in the Prospectus or Summary Prospectus.

Effective April 1, 2014, the Board of Trustees of the Dunham Funds has approved a change in the sub-advisory fee payable to The Ithaka Group, LLC ("Ithaka"), Sub-Adviser to the Dunham Focused Large Cap Growth Fund (the "Fund"). The annual Base Sub-Advisory fee rate payable to Ithaka was increased from 0.34% to 0.35% of the average daily net assets of the Fund, and the Performance Fee rate was lowered from +/- 0.24% to +/-0.15% of the average daily net assets of the Fund.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 38 of the Prospectus and page 1 of the Fund's Summary Prospectus.  The table describing the expenses of the Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.96%	0.96%	0.96%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses	1.99%	2.74%	1.74%

(1)

Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective April 1, 2014.  Actual Sub-Advisory fees may be higher or lower depending on Fund performance.  The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 0.35%and can range from 0.20% to 0.50%, depending on the effect of performance fees.

The table under the sub-heading "Example" that describes the costs of investing in shares of the Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$765	$1,164	$1,586	$2,759
Class C	$277	$850	$1,450	$3,070
Class N	$177	$548	$944	$2,052

Reference is made to the table under the section entitled "MANAGEMENT", INVESTMENT ADVISER" located on page 77 of the Prospectus.  The information contained under the heading "Sub-Adviser's Portion" in the table with respect to the Fund is deleted in its entirety and replaced with 0.20%-0.50%.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information dated February 28, 2014, which provide information that you should know about the Dunham Focused Large Cap Growth Fund before investing and should be retained for future reference.  These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated April 1, 2014

Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Focused Large Cap Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective April 1, 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 3DUNHAM (338-6426)

[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective April 1, 2014. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 0.35%and can range from 0.20% to 0.50%, depending on the effect of performance fees.